UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, TX 77027-9479


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, TX                        2/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             109

Form 13F Information Table Value Total:  $      122,541
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                    Common         002824100 1,318.00   27,512 SH       SOLE       0           0  27,512    0
Alcoa Inc                      Common         013817101   545.00   35,441 SH       SOLE       0           0  35,441    0
Anadarko Pete Corp             Common         032511107 3,257.00   42,769 SH       SOLE       0           0  42,769    0
Apache Corp                    Common         037411105 2,166.00   18,167 SH       SOLE       0           0  18,167    0
Apple, Inc                     Common         037833100 1,005.00    3,115 SH       SOLE       0           0   3,115    0
Atwood Oceanics Inc            Common         050095108   305.00    8,160 SH       SOLE       0           0   8,160    0
Baker Hughes                   Common         057224107   552.00    9,662 SH       SOLE       0           0   9,662    0
Barrick Gold Corp              Common         067901108 1,701.00   31,985 SH       SOLE       0           0  31,985    0
BB&T Corp                      Common         054937107 1,003.00   38,145 SH       SOLE       0           0  38,145    0
Berry Petroleum                CL A           085789105   721.00   16,500 SH       SOLE       0           0  16,500    0
BHP Billiton Ltd               SPONSORED ADR  088606108 1,454.00   15,651 SH       SOLE       0           0  15,651    0
Blackrock Kelso Capital Corp   Common         092533108 1,859.00  168,115 SH       SOLE       0           0 168,115    0
BP PLC                         SPONSORED ADR  055622104   313.00    7,075 SH       SOLE       0           0   7,075    0
BPZ Resources Inc.             Common         055639108   632.00  132,700 SH       SOLE       0           0 132,700    0
Bristol-Myers Squibb Co.       Common         110122108   278.00   10,500 SH       SOLE       0           0  10,500    0
Cabot Oil & Gas Corp           Common         127097103   874.00   23,100 SH       SOLE       0           0  23,100    0
Calpine Corp                   Common         131347304   725.00   54,372 SH       SOLE       0           0  54,372    0
Cameron International Corp     Common         13342B105 2,364.00   46,607 SH       SOLE       0           0  46,607    0
Canadian Nat Res Ltd           Common         136385101   533.00   12,000 SH       SOLE       0           0  12,000    0
Carrizo Oil & Co Inc           Common         144577103   414.00   12,000 SH       SOLE       0           0  12,000    0
Caterpillar Inc.               Common         149123101   415.00    4,435 SH       SOLE       0           0   4,435    0
Cel-Sci Corp                   Com New        150837409     1.00    1,450 SH       SOLE       0           0   1,450    0
Celgene Corp                   Common         151020104     2.00       40 SH       SOLE       0           0      40    0
Chesapeake Energy Corp         Common         165167107   645.00   24,900 SH       SOLE       0           0  24,900    0
Chevron Corp New               Common         166764100   521.00    5,712 SH       SOLE       0           0   5,712    0
Cimarex Energy Co              Common         171798101   684.00    7,725 SH       SOLE       0           0   7,725    0
Cisco Sys Inc                  Common         17275R102 1,355.00   66,975 SH       SOLE       0           0  66,975    0
Concho Resources Inc           Common         20605P101 1,990.00   22,700 SH       SOLE       0           0  22,700    0
Continental Resources          Common         212015101   647.00   11,000 SH       SOLE       0           0  11,000    0
Cooper Industries Ltd          CL A           G24182100 1,395.00   23,939 SH       SOLE       0           0  23,939    0
Crystallex Int'l Corp          Common         22942F101     4.00   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                 Common         23251P102   362.00   11,680 SH       SOLE       0           0  11,680    0
Cytokinetics                   Common         23282W100   287.00  137,250 SH       SOLE       0           0 137,250    0
DCP Midstream Partners LP      Common         23311P100   932.00   24,910 SH       SOLE       0           0  24,910    0
Deere & Co                     Common         244199105 2,116.00   25,474 SH       SOLE       0           0  25,474    0
Denbury Resources Inc          Com New        247916208   532.00   27,884 SH       SOLE       0           0  27,884    0
Devon Energy Corp New          Common         25179M103 2,223.00   28,316 SH       SOLE       0           0  28,316    0
Diamond Offshore Drilling Inc  Common         25271C102 1,615.00   24,145 SH       SOLE       0           0  24,145    0
Duncan Energy Partners LP      COM UNITS      265026104   269.00    8,375 SH       SOLE       0           0   8,375    0
Du Pont E I De Nemours & Co.   Common         263534109 1,267.00   25,403 SH       SOLE       0           0  25,403    0
El Paso Pipeline Partners LP   COM UNIT LP1   283702108   432.00   12,900 SH       SOLE       0           0  12,900    0
EMC Corp Mass                  Common         268648102 1,403.00   61,265 SH       SOLE       0           0  61,265    0
Ensco International Inc        Common         26874Q100 1,899.00   35,583 SH       SOLE       0           0  35,583    0
Enterprise Prods Partners LP   Common         293792107 1,795.00   43,130 SH       SOLE       0           0  43,130    0
EOG Resources Inc              Common         26875P101 1,714.00   18,750 SH       SOLE       0           0  18,750    0
EQT Corporation                Common         26884L109 1,771.00   39,505 SH       SOLE       0           0  39,505    0
Exxon Mobil Corp               Common         30231G102 6,507.00   88,993 SH       SOLE       0           0  88,993    0
FLIR Systems Inc               Common         302445101   303.00   10,180 SH       SOLE       0           0  10,180    0
FMC Technologies               Common         30249U101   258.00    2,900 SH       SOLE       0           0   2,900    0
Freeport-McMoRan Copper & Gold Common         35671D857   495.00    4,118 SH       SOLE       0           0   4,118    0
General Electric Co            Common         369604103 1,244.00   68,002 SH       SOLE       0           0  68,002    0
Goldcorp Inc.                  Common         380956409   440.00    9,575 SH       SOLE       0           0   9,575    0
Halliburton Co                 Common         406216101 1,085.00   26,567 SH       SOLE       0           0  26,567    0
Helmerich & Payne Inc          Common         423452101   664.00   13,700 SH       SOLE       0           0  13,700    0
Honeywell Inc.                 Common         438516106 1,113.00   20,932 SH       SOLE       0           0  20,932    0
Int'l Business Machines        Common         459200101 1,353.00    9,219 SH       SOLE       0           0   9,219    0
Johnson & Johnson              Common         478160104   957.00   15,437 SH       SOLE       0           0  15,437    0
JP Morgan & Chase & Co         Common         46625H100   441.00   10,391 SH       SOLE       0           0  10,391    0
Kansas City Southern           Common         485170302   564.00   11,785 SH       SOLE       0           0  11,785    0
Kinder Morgan Energy Partners  UT LTD PARTNER 494550106   880.00   12,531 SH       SOLE       0           0  12,531    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Kinder Morgan Management LLC   SHS            49455U100   552.00    8,246 SH       SOLE       0           0   8,246    0
Lockheed Martin Corp           Common         539830109 1,138.00   16,272 SH       SOLE       0           0  16,272    0
Magellan Midstream Partners LP COM UNIT RP LP 559080106   849.00   15,025 SH       SOLE       0           0  15,025    0
Main Street Capital Corp       Common         56035L104 3,313.00  182,140 SH       SOLE       0           0 182,140    0
Microsoft Corp                 Common         594918104 1,437.00   51,477 SH       SOLE       0           0  51,477    0
Molycorp Inc.                  Common         608753109 3,942.00   79,000 SH       SOLE       0           0  79,000    0
Murphy Oil Corp                Common         626717102   895.00   12,000 SH       SOLE       0           0  12,000    0
National Feul Gas Co. N J      Common         636180101   478.00    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc     Common         637071101 4,038.00   60,040 SH       SOLE       0           0  60,040    0
Newfield Exploration           Common         651290108 1,089.00   15,100 SH       SOLE       0           0  15,100    0
Newmont Mining Corp            Common         651639106 1,337.00   21,758 SH       SOLE       0           0  21,758    0
Noble Corporation              Common         G65422100   837.00   23,396 SH       SOLE       0           0  23,396    0
Noble Energy Inc               Common         655044105   310.00    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                    SPONSORED ADR  66987V109   984.00   16,694 SH       SOLE       0           0  16,694    0
Nvidia Corp                    Common         67066G104   571.00   37,060 SH       SOLE       0           0  37,060    0
Occidental Pete Corp           Common         674599105   960.00    9,787 SH       SOLE       0           0   9,787    0
Oceaneering Int'l Inc          Common         675232102   967.00   13,135 SH       SOLE       0           0  13,135    0
Petrohawk Energy Corp          Common         716495106 2,209.00  121,025 SH       SOLE       0           0 121,025    0
Petroleo Brasileiro SA Petro   ADR            71654V408 1,769.00   46,743 SH       SOLE       0           0  46,743    0
Pioneer Natural Resources      Common         723787107   643.00    7,404 SH       SOLE       0           0   7,404    0
Plains All Amern Pipeline      Unit Ltd Partn 726503105   972.00   15,485 SH       SOLE       0           0  15,485    0
Plains Expl & Prodtn Co        Common         726505100 1,316.00   40,950 SH       SOLE       0           0  40,950    0
Potash Corp Sask Inc           Common         73755L107 1,631.00   10,534 SH       SOLE       0           0  10,534    0
Procter & Gamble Co            Common         742718109   690.00   10,731 SH       SOLE       0           0  10,731    0
Qep Resources Inc              Common         74733V10    718.00   19,784 SH       SOLE       0           0  19,784    0
QUALCOMM Inc                   Common         747525103   973.00   19,663 SH       SOLE       0           0  19,663    0
Range Resources Corp           Common         75281A109 2,706.00   60,165 SH       SOLE       0           0  60,165    0
Raytheon Co                    Com New        755111507   709.00   15,297 SH       SOLE       0           0  15,297    0
Rowan Cos Inc                  Common         779382100 1,014.00   29,031 SH       SOLE       0           0  29,031    0
Royal Dutch Shell PLC          Spons ADR A    780259206   727.00   10,888 SH       SOLE       0           0  10,888    0
Sandridge Energy               Common         80007P307 1,213.00  165,742 SH       SOLE       0           0 165,742    0
Schlumberger Ltd               Common         806857108 2,354.00   28,196 SH       SOLE       0           0  28,196    0
Seaco Ltd                      Common         G79441104     5.00   10,468 SH       SOLE       0           0  10,468    0
SM Energy Company              Common         78454L100 2,021.00   34,300 SH       SOLE       0           0  34,300    0
Southern Co                    Common         842587107   544.00   14,234 SH       SOLE       0           0  14,234    0
Southwestern Energy Co         Common         845467109 3,169.00   84,650 SH       SOLE       0           0  84,650    0
Sprint Nextel Corp             Com Ser 1      852061100   364.00   86,000 SH       SOLE       0           0  86,000    0
State Street Corp              Common         857477103   299.00    6,455 SH       SOLE       0           0   6,455    0
Superior Energy Services       Common         868157108   320.00    9,130 SH       SOLE       0           0   9,130    0
Tidewater Inc                  Common         886423102   377.00    7,000 SH       SOLE       0           0   7,000    0
Toll Brothers Inc              Common         889478103   440.00   23,150 SH       SOLE       0           0  23,150    0
Transocean Ltd                 Common         G90073100 2,339.00   33,653 SH       SOLE       0           0  33,653    0
Ultra Petroleum Corp           Common         903914109   373.00    7,800 SH       SOLE       0           0   7,800    0
United Technologies Corp       Common         913017109   865.00   10,984 SH       SOLE       0           0  10,984    0
Vaalco Energy Inc              Common         91851C201   909.00  127,000 SH       SOLE       0           0 127,000    0
Veolia Environnement SA        Spons ADR      92334N103   458.00   15,610 SH       SOLE       0           0  15,610    0
Weatherford International Ltd  Common         G95089101   674.00   29,553 SH       SOLE       0           0  29,553    0
Western Gas Partners LP        Com Unit LP IN 958254104   664.00   21,920 SH       SOLE       0           0  21,920    0
Weyerhaeuser Co                Common         962166104   780.00   41,183 SH       SOLE       0           0  41,183    0


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